UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22323

Nuveen Enhanced Municipal Value
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Enhanced Municipal Value Fund (NEV)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.1%
$ 355	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	$ 317,597
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
	Arizona – 6.2%
2,000	Arizonia, Certificates of Participation, Series 2010A, 5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AAA	2,073,560
2,500	Festival Ranch Community Facilities District, Arizonia, District General Obligation Bonds, Series	7/19 at 100.00	BBB+	2,465,800
	2009, 6.500%, 7/15/31
2,925	Nogales Municipal Development Authority, Inc., Arizona, Municipal Facilities Revenue Bonds,	6/19 at 100.00	AA	2,834,793
	Series 2009, 4.750%, 6/01/39
3,000	Pima County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson	No Opt. Call	BBB–	2,980,170
	Electric Power Company, San Juan Porject, Series 2009A, 4.950%, 10/01/20
320	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	260,666
	2007, 7.000%, 12/01/27
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007:
50	5.000%, 12/01/32	No Opt. Call	A	44,162
5,120	5.000%, 12/01/37	No Opt. Call	A	4,381,747
1,997	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,601,594
	2005, 6.000%, 7/01/30
17,912	Total Arizona			16,642,492
	Arkansas – 0.2%
465	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation, Series	4/10 at 100.00	B2	424,940
	1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
	California – 14.8%
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	1,917,140
	Institutes, Series 2001, 5.250%, 10/01/34
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Ba1	1,012,680
	2009, 8.000%, 11/01/29
4,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AAA	4,586,062
	2004C, 5.050%, 8/15/38 – AGM Insured
6,125	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AAA	6,106,441
	2004D, 5.050%, 8/15/38 – AGM Insured
490	Etiwanda School District Coyote Canyon, California, Public Facilities CFD 2004-1 Improvement	9/19 at 100.00	N/R	488,241
	Area 2, 6.500%, 9/01/32
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
5,505	5.750%, 6/01/47	6/17 at 100.00	BBB	4,203,893
1,000	5.125%, 6/01/47	6/17 at 100.00	BBB	690,730
3,030	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	2,827,899
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 (WI/DD, Settling 2/08/10) – FGIC Insured
1,735	Lompoc Unified School District, Santa Barbara County, California, General Obligation Bonds,	6/17 at 100.00	AAA	1,739,112
	Election 2002 Series 2007C, 5.000%, 6/01/32 – AGM Insured
100	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	98,061
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B,
	7.500%, 12/01/24 (Alternative Minimum Tax)
1,750	Orange County Water District, California, Revenue Certificates of Participation, Tender Option	8/19 at 100.00	AAA	1,821,138
	Bond Trust 3117, 16.438%, 8/15/39 (IF)
265	Palomar Pomerado Health, Calfornia, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa2	272,044
	6.750%, 11/01/39
5,445	Peralta Community College District, Alameda County, California, General Obligation Bonds,	8/19 at 100.00	AA–	5,346,064
	Election of 2006, Series 2009C, 5.000%, 8/01/39
2,170	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2	8/15 at 102.00	AAA	2,264,569
	and 3, Tender Option Bond Trust 3116, 21.704%, 8/01/38 – AGM Insured (IF)
2,400	Semitrophic Improvement District of Semitrophic Water Storage Dustrict, Kern County,	12/19 at 100.00	AA–	2,231,400
	California, Revenue Bonds, Tender Option Bond Trust 3584, 22.154%, 12/01/34 (IF)
3,110	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/17 at 100.00	AAA	3,135,160
	Series 2007, 5.000%, 8/01/31 – AGM Insured
1,020	Western Placer Unified School District, Placer County, California, Certificates of	8/19 at 100.00	AAA	1,011,503
	Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured
41,745	Total California			39,752,137
	Colorado – 3.7%
1,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Crown	7/19 at 100.00	N/R	919,270
	Ponite Academy of Westminster Project) A Charter School Chartered Through Adams County
	School District No. 50 Adams County, Colorado Series 2009, 5.000%, 7/15/39
2,120	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of	12/15 at 100.00	N/R	1,616,818
	Evergreen, Series 2005A, 6.500%, 12/01/35
1,000	Colorado Hosuing & Finance Authority, Multifamily Housing Revenue Senior Bonds, Castle	12/10 at 100.00	N/R	879,220
	Highlands Project, Series 2000A-1, 5.900%, 12/01/20 – AMBAC Insured (Alternative Minimum Tax)
250	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	218,033
	2007, 6.200%, 4/01/16 (Alternative Minimum Tax)
2,000	Conservatory Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax	12/17 at 100.00	N/R	1,435,460
	Bonds, Series 2007, 5.125%, 12/01/37 – RAAI Insured
	Public Authority for Colorado Energy, Natural Gas Revenue Bonds, Colorado Springs Utilities,
	Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A	511,133
3,880	6.500%, 11/15/38	No Opt. Call	A	4,222,992
10,725	Total Colorado			9,802,926
	Connecticut – 0.7%
915	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	949,184
	7.750%, 1/01/43
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,002,020
	Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22 (WI/DD, Settling 2/04/10)
1,915	Total Connecticut			1,951,204
	District of Columbia – 0.1%
400	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	401,120
	Series 2001, 6.750%, 5/15/40
	Florida – 10.6%
2,000	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	1,452,800
	Bonds, Series 2006A, 5.125%, 5/01/38
775	Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special	5/12 at 102.00	N/R	777,682
	Assessment Bonds, Industrial Project, Series 2002B, 7.250%, 5/01/33
4,295	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2009-2,	7/19 at 100.00	AA+	4,283,962
	4.650%, 7/01/29
3,160	JEA, Florida, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 11801,	4/10 at 100.00	AA–	2,342,350
	20.725%, 10/01/41 – NPFG Insured (IF)
2,400	Miami-Dade County School Board, Florida, Certificates of Participation, Tender Option Bond	11/16 at 100.00	AAA	2,619,360
	Trust 3118, 22.059%, 11/01/31 – BHAC Insured (IF)
3,660	Miami-Dade County, Florida Capital Asset Acquisition Special Obligation Bonds Series 2009A,	4/19 at 100.00	AAA	3,714,607
	5.125%, 4/01/34 – AGC Insured
1,625	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	1,628,136
	2010A-1, 5.375%, 10/01/35
5,510	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series	1/19 at 100.00	AA+	5,517,659
	2009A, 5.000%, 1/01/39
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	889,320
	Obligation Group, Tender Option Bond Trust 3119, 17.878%, 8/15/37 (IF)
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Tender Option Bond Trust 09-30W, 21.548%,	10/15 at 100.00	AA–	2,690,250
	10/01/35 – NPFG Insured (IF)
1,200	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	966,156
	6.650%, 5/01/40
1,800	Winter Garden Village at Fowler Groves Community Development District, Florida, Special	5/16 at 100.00	N/R	1,620,360
	Assessment Bonds, Series 2006, 5.650%, 5/01/37
29,925	Total Florida			28,502,642
	Georgia – 2.6%
750	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A, Series 2008B, Series	1/19 at 100.00	N/R	753,315
	2008C, Series 2009B, Series 2009C, 7.500%, 1/01/31
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed,	1/19 at 100.00	N/R	1,008,580
	6.750%, 1/01/20
1,000	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa2	848,560
2,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	CCC+	2,516,625
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	1,290,313
	Lines, Inc. Project, Series 2009, 8.750%, 6/01/29
225	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/10 at 100.00	BB–	220,111
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (4)
150	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	151,704
90	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/22	No Opt. Call	A	87,758
6,965	Total Georgia			6,876,966
	Illinois – 4.2%
2,500	CenterPoint Intermodal Center Program, Illinois, Trust Series 2004 Class A Certificates,	No Opt. Call	N/R	2,500,000
	7.500%, 6/15/23
1,460	Hoffman Estates, Illinois, General Obligation Bonds, Tender Option Bond Trust 09-28W,	12/18 at 100.00	AA+	1,635,069
	25.965%, 12/01/38 (IF)
4,000	Illinois Finance Authority, Revenue Bonds, Illinois Instittue of Technology, Refunding Series	4/16 at 100.00	Baa2	3,284,160
	2006A, 5.000%, 4/01/36
500	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AAA	493,885
	Series 2005, 5.250%, 3/01/30 (WI/DD, Settling 2/18/10) – AGM Insured
1,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	994,790
	Series 2009, 6.125%, 5/15/25
1,500	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental	6/17 at 103.00	N/R	1,361,505
	Health Center, Series 2007, 6.625%, 6/01/37
1,000	Springfield, Sangamon County, Illinois, Special Service Area (Legacy Pointe) Ad Valorem Tax	3/17 at 102.00	N/R	1,014,110
	Bonds, Series 2009, 7.875%, 3/01/32
11,960	Total Illinois			11,283,519
	Indiana – 4.1%
1,395	Indiana Finance Authority Educational Facilities Revenue Bonds, Series 2009 (Drexel Foundation	10/19 at 100.00	BBB–	1,386,797
	For Educational Excellence, Inc. – Educational Facility Project), 6.625%, 10/01/29
5,810	Indiana Finance Authority Health System Revenue Bonds Series 2009A (Sisters of St. Francis	11/19 at 100.00	Aa3	5,898,196
	Health Services, Inc. Obligated Group), 5.250%, 11/01/39
3,850	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation	2/16 at 100.00	A+	3,623,120
	Group, Series 2006A, 5.250%, 2/15/40
11,055	Total Indiana			10,908,113
	Louisiana – 0.6%
80	Calcasieu Parish Inc., Louisiana, Industrial Development Board Revenue Bonds, Oil Corporation	4/10 at 102.00	Ba1	80,224
	Project, Series 2002, 6.625%, 2/01/16
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB	1,034,950
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
555	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	522,877
	Series 2001B, 5.875%, 5/15/39
1,635	Total Louisiana			1,638,051
	Maine – 0.8%
2,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Tender Option Bond Trust	1/19 at 100.00	AA+	2,035,640
	3597, 22.290%, 11/15/29 (IF)
	Massachusetts – 4.0%
220	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	BBB	190,874
	3/01/35 – ACA Insured
3,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	2,707,620
	Issue, Series A (2008), 6.250%, 1/15/28
3,510	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	3,834,078
	Tender Option Bond Trust 3115, 15.773%, 6/01/37 (IF)
2,385	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	N/R	1,764,757
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,334,960
	University Issue, Series A (2009) Series B (2009) (Federally Taxable), 5.750%, 7/01/39
11,415	Total Massachusetts			10,832,289
	Michigan – 7.9%
12,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2005,	No Opt. Call	AAA	12,315,120
	5.250%, 5/01/27 – AGM Insured
2,865	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	2,908,319
	Series 2007, 5.000%, 5/01/32 – AGM Insured
4,600	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	4,522,260
	Refunding Series 2009, 5.750%, 11/15/39
1,730	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	4/10 at 100.00	BB–	1,310,735
	Center Obligated Group, Series 1997A, 5.250%, 8/15/27 – AMBAC Insured
21,195	Total Michigan			21,056,434
	Missouri – 0.9%
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	930,780
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
1,500	Saint Louis Industrial Development Authority, Missouri, Empowerment Zone Hotel Facilities	12/19 at 107.00	N/R	1,474,245
	Revenue Bonds, Laurel Embassy Suites, Series 2009, 8.500%, 12/15/39
2,500	Total Missouri			2,405,025
	Nebraska – 1.9%
5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	Aa1	5,097,600
	5.000%, 2/01/43
	Nevada – 1.2%
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	1,992,320
	International Airport, Series 2010A, 5.000%, 7/01/30 (WI/DD, Settling 2/03/10)
1,240	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	Ba3	1,138,680
	Revenue Bonds Series 2008A, 6.750%, 6/15/28
3,240	Total Nevada			3,131,000
	New Jersey – 1.2%
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/10 at 101.00	B	879,010
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
1,750	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds, Series 2010-1,	12/19 at 100.00	AA	1,766,135
	5.000%, 12/01/26
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	694,370
	Series 2007-1A, 5.000%, 6/01/41
3,750	Total New Jersey			3,339,515
	New York – 2.6%
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,126,466
1,225	6.250%, 7/15/40	No Opt. Call	BBB–	1,261,187
2,000	6.375%, 7/15/43	No Opt. Call	BBB–	2,050,900
2,500	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	2,490,400
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
6,825	Total New York			6,928,953
	North Carolina – 2.0%
3,485	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,489,914
	Health System, Series 2009A, 5.000%, 6/01/42
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	2,001,400
	Health System, Tender Option Bond Trust 11808, 22.053%, 6/01/42 (IF)
5,485	Total North Carolina			5,491,314
	Ohio – 6.6%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
10,500	6.500%, 6/01/47	6/17 at 100.00	BBB	8,849,085
3,000	5.875%, 6/01/47	6/17 at 100.00	BBB	2,301,780
2,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Nretwork Series 2009,	4/19 at 100.00	A	2,009,180
	5.375%, 4/01/34
1,200	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Bonds, Ohio Valley Electric	No Opt. Call	BBB–	1,236,444
	Corporation Project, Series 2009E. Non-AMT, 5.625%, 10/01/19
2,000	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities	9/18 at 100.00	Aaa	2,103,900
	Program, Tender Option Bond Trust 09-35W, 21.628%, 3/01/40 (IF)
1,000	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	1,156,980
	Obligated Group, Tender Option Bond Trust 3591, 20.102%, 1/01/39 (IF)
19,700	Total Ohio			17,657,369
	Oklahoma – 0.4%
1,130	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992,	6/10 at 100.00	B–	1,118,813
	7.350%, 12/01/11
	Oregon – 0.8%
185	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%,	4/10 at 100.00	BB–	183,202
	8/01/25 (Alternative Minimum Tax) (4)
370	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183,	4/10 at 100.00	B2	342,683
	5.700%, 12/01/25
1,500	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993,	4/10 at 100.00	BB–	1,500,690
	6.550%, 2/01/15
2,055	Total Oregon			2,026,575
	Pennsylvania – 5.4%
1,000	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	No Opt. Call	BB	1,040,060
	Environmental Improvement Revenue Bonds, United States Steel Corporation Project,
	Refunding Series 2009, 6.750%, 11/01/24
1,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa3	1,108,918
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	967,890
	Ministries Project, Series 2009, 6.125%, 1/01/29
2,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	1,958,160
	Series 2009, 7.750%, 12/15/27
25	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds,	2/13 at 102.00	N/R	24,799
	NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29
2,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/10 at 101.00	B+	1,644,820
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
785	Pennsylvania Economic Development Financing Authority Health System Revenue Bonds Albert	No Opt. Call	A3	828,159
	Einstein Healthcare Network Issue, Series 2009A, 6.250%, 10/15/23
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	Baa3	1,027,460
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
4,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	4/19 at 100.00	AA+	3,805,760
	Trust 4657, 16.307%, 10/01/29 (IF) (5)
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A2	1,951,080
	0.000%, 12/01/30
16,145	Total Pennsylvania			14,357,106
	Puerto Rico – 1.7%
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	BBB+	984,550
	5.500%, 7/01/27 – AMBAC Insured
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	3,642,850
	2009A, 0.000%, 8/01/32
6,000	Total Puerto Rico			4,627,400
	Tennessee – 0.9%
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
50	5.250%, 9/01/24	No Opt. Call	BB+	49,247
1,400	5.250%, 9/01/26	No Opt. Call	BB+	1,360,674
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	954,020
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	A	150,981
2,605	Total Tennessee			2,514,922
	Texas – 6.8%
3,000	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp	8/19 at 100.00	BBB	3,064,710
	Inc., Series 2009A, 6.250%, 8/15/39
2,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/12 at 100.00	CCC+	1,295,540
	American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)
2,460	Harris County-Houston Sports Authority, Texas, Junior Lien Special Revenue Bonds, Series	4/10 at 78.29	A	1,894,766
	1998B, 0.000%, 11/15/14 – NPFG Insured
3,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series	2/19 at 100.00	AA–	3,108,120
	2009, 5.000%, 2/15/34
1,225	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	CCC	1,152,835
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,000	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement	11/11 at 100.00	N/R	1,001,380
	Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009-B2, 6.500%, 2/15/14
1,205	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	1,291,483
	Lien Series 2008D, 6.250%, 12/15/26
660	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	No Opt. Call	A	654,760
	2006A, 5.250%, 12/15/23
810	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	846,831
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
1,500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	1,229,700
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
20,000	Texas Turnpike Authority, Second Tier Revenue Bonds, Central Texas Turnpike System, Series	8/12 at 22.71	BBB+	2,820,000
	2002, 0.000%, 8/15/37 – AMBAC Insured
36,860	Total Texas			18,360,125
	Utah – 1.6%
2,400	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Tender Option Bonds Trust	8/19 at 100.00	AA+	2,431,032
	3602, 22.422%, 8/15/41 (IF)
1,490	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 11800, 22.067%,	No Opt. Call	AA+	1,979,659
	6/15/35 – NPFG Insured (IF)
3,890	Total Utah			4,410,691
	Virgin Islands – 0.1%
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	251,433
	Lien Series 2009A, 6.000%, 10/01/39
	Virginia – 1.4%
105	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	6/10 at 101.00	B2	102,523
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1999, 6.300%, 12/01/25
	(Alternative Minimum Tax) (4)
2,000	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	4/10 at 100.00	B+	1,969,518
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
1,640	Virginia State Housing Development Authority, Rental Housing Revenue Bonds, Tender Option	4/19 at 100.00	AA+	1,612,283
	Bonds Trust 11799, 21.037%, 10/01/39 (IF)
3,745	Total Virginia			3,684,324
	Washington – 1.5%
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	7/19 at 100.00	A	2,047,560
	Center, Series 2009A, 6.000%, 1/01/33
2,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University,	10/19 at 100.00	Baa1	1,983,940
	Series 2009, 5.625%, 10/01/40
4,000	Total Washington			4,031,500
	Wisconsin – 1.2%
1,300	Milwaukee Redevelopment Authority, Wisconsin, Schlitz Park Mortgage Revenue Refunding Bonds,	1/11 at 100.00	N/R	1,219,426
	Series 1998A, 5.500%, 1/01/17 (Alternative Minimum Tax)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592:
1,000	22.163%, 4/01/34 (IF)	4/19 at 100.00	AA–	903,550
1,000	23.414%, 4/01/39 (IF)	4/19 at 100.00	AA–	1,017,700
3,300	Total Wisconsin			3,140,676
$ 296,147	Total Investments (cost $271,861,627) – 98.8%			265,000,411
	Other Assets Less Liabilities – 1.2%			3,129,832
	Net Assets – 100%			$ 268,130,243

Investments in Derivatives

Forward Swaps outstanding at January 31, 2010:

		Fund	Floating	Fixed	Fixed Rate			Unrealized
	Notional	Pay/Receive	Rate	Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)
Barclays Bank PLC	$5,000,000	Receive	3-Month USD-LIBOR	4.705%	Semi-Annually	2/11/11	2/11/40	$ (35,500)
JPMorgan	3,000,000	Receive	3-Month USD-LIBOR	4.758	Semi-Annually	1/14/11	1/14/40	(55,200)
Morgan Stanley	3,250,000	Receive	3-Month USD-LIBOR	4.698	Semi-Annually	1/28/11	1/28/40	(23,725)
								$(114,425)

Fair Value Measurements

In determining the value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$265,000,411	$ —	$265,000,411
Derivatives:
Forward Swaps*	—	(114,425)	—	(114,425)
Total	$ —	$264,885,986	$ —	$264,885,986
* Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	—	$ —	Unrealized	$114,425
				depreciation on
				forward swaps*
* Represents cumulative appreciation (depreciation) of forward swap contracts as reported in the
Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $271,809,018.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 2,662,517
Depreciation	(9,471,124)
Net unrealized appreciation (depreciation) of investments	$(6,808,607)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Enhanced Municipal Value

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010